Loss per share attributed to ordinary equity holders of the parent	12 Months Ended
Dec. 31, 2019
Loss per share attributed to ordinary equity holders of the parent
Loss per share attributed to ordinary equity holders of the parent

9.    Loss per share attributed to ordinary equity holders of the parent

The calculation of the basic loss per share amounts is based on the loss for the Successor Period attributable to ordinary equity holders of the parent, and the weighted average number of ordinary shares of 131,356,980 in issue during the Successor Period.

The Group had no potentially dilutive ordinary shares in issue during the Successor Period ended 31 December 2019.

The calculations of basic and diluted loss per share are based on:

Period from
19 December to
31 December 2019
Successor (NFH)
Loss
Loss attributable to ordinary equity holders of the parent, used in the basic and diluted loss per share calculation	(228,905)

Shares
Weighted average number of ordinary shares in issue during the period used in the basic and diluted loss per share calculation	131,356,980